UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number         811-07644

Gabelli Capital Series Funds, Inc.
(Exact name of registrant as specified in charter)

One Corporate Center
Rye, New York 10580-1422
(Address of principal executive offices) (Zip code)

Bruce N. Alpert Gabelli Funds, LLC One Corporate Center
Rye, New York 10580-1422
(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-422-3554

Date of fiscal year end: December 31

Date of reporting period: June 30, 2021

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

(a)	The Report to Shareholders is attached herewith.

■	Gabelli Capital Asset Fund	Semiannual Report To Contractowners

Objective:
Growth of capital.
Current income is a
secondary objective

Portfolio:
At least 80% common
stocks and securities
convertible into common
stocks

Inception Date:
May 1, 1995

Net Assets at
June 30, 2021:
$84,337,798

Top Ten Holdings (As of 6/30/2021) (Unaudited)

Company	Percentage of Total Net Assets
ViacomCBS Inc.	3.8%
Sony Group Corp.	3.2%
Diageo plc	3.2%
Brown-Forman Corp.	3.2%
Indus Realty Trust Inc.	3.2%
Newmont Corp.	2.9%
Texas Instruments Inc.	2.7%
American Express Co.	2.7%
AMETEK Inc.	2.5%
CNH Industrial NV	2.5%

Sector Weightings (Percentage of Net Assets as of 6/30/2021) (Unaudited)

Average Annual Returns (For six months ended 6/30/2021) (Unaudited)

	Six Months	1 Year	5 Year	15 Year	Since Inception (5/1/1995)
Gabelli Capital Asset Fund	16.29%	52.46%	11.20%	8.51%	10.17%
S&P 500 Index	15.25	40.79	17.65	10.73	10.54	(a)

The Standard & Poor’s (S&P) 500 Index is an index of 500 primarily large cap U.S. stocks, which is generally considered to be representative of U.S. stock market activity. Please note that the index is unmanaged and not available for direct investment and its returns do not reflect the fees and expenses that have been deducted from the Fund.

(a)	The S&P 500 Index since inception performance results are as of April 30, 1995.

About information in this report:

All performance data quoted are historical and the results represent past performance and neither guarantee nor predict future investment results. To obtain performance data current to the most recent month (availability within seven business days of the most recent month end), please call us at (800) 221-3253 or visit our website at www.guardianlife.com. Current performance may be higher or lower than the performance quoted here. Investment returns and the principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost.

Total return figures are historical and assume the reinvestment of distributions and the deduction of all Fund expenses. The actual total returns for owners of variable annuity contracts or variable life insurance policies that provide for investment in the Fund will be lower to reflect separate account and contract/policy charges. The return figures shown do not reflect the deduction of taxes that a contractowner may pay on distributions or redemption of units.

GABELLI CAPITAL ASSET FUND	1

■	Gabelli Capital Asset Fund	Semiannual Report To Contractowners

Disclosure of Fund Expenses (Unaudited)
For the Six Month Period from January 1, 2021 through June 30, 2021.

Expense Table
We believe it is important for you to understand the impact of fees and expenses regarding your investment. All mutual funds have operating expenses. As a shareholder of a fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of a fund. When a fund’s expenses are expressed as a percentage of its average net assets, this figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The Expense Table below illustrates your Fund’s costs in two ways:

Actual Fund Return: This section provides information about actual account values and actual expenses. You may use this section to help you to estimate the actual expenses that you paid over the period after any fee waivers and expense reimbursements. The “Ending Account Value” shown is derived from the Fund’s actual return during the past six months, and the “Expenses Paid During Period” shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your Fund under the heading “Expenses Paid During Period” to estimate the expenses you paid during this period.

Hypothetical 5% Return: This section provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio. It assumes a hypothetical annualized return of 5% before expenses during the period shown. In this case – because the hypothetical return used is not the Fund’s actual return – the results do not apply to your investment and you cannot use the hypothetical account value and expense to estimate the actual ending account balance or expenses you paid for the period. This example is useful in making comparisons of the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads), redemption fees, or exchange fees, if any, which would be described in the Prospectus. If these costs were applied to your account, your costs would be higher. Therefore, the 5% hypothetical return is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value January 1, 2021	Ending Account Value June 30, 2021	Annualized Expense Ratio	Expenses Paid During Period*
Gabelli Capital Asset Fund
Actual Fund Return	$1,000.00	$1,162.90	1.27%	$6.81
Hypothetical 5% Return	$1,000.00	$1,018.50	1.27%	$6.36

*	Expenses are equal to the Fund’s annualized expense ratio for the last six months multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year (181 days), then divided by 365.

2	GABELLI CAPITAL ASSET FUND

■	Gabelli Capital Asset Fund

Summary of Portfolio Holdings (Unaudited)

The following table present portfolio holdings as a percent of net assets as of June 30, 2021:

Financials	15.1%
Machinery	12.0%
Media	9.7%
Consumer Staples	9.3%
Materials	8.4%
Aerospace and Defense	6.7%
Information Technology	6.0%
Consumer Durables	4.7%
Entertainment	4.4%
Electrical Equipment	4.1%
Telecommunication Services	2.9%
Building and Construction	2.5%
Diversified Industrial	2.2%
Transportation	2.0%
Commercial and Professional Services	1.8%
Utilities	1.5%
Retailing	1.4%
Consumer Services	1.3%
Health Care	1.3%
Energy	1.3%
Publishing	0.6%
Consumer Products	0.5%
Automobiles and Components	0.3%
Closed-End Funds	0.2%
Agriculture	0.0%*
Other Assets and Liabilities (Net)	(0.2)%
100.0%

*	Amount represents less than 0.05%.

The Fund files a complete schedule of portfolio holdings with the Securities and Exchange Commission (the SEC) for the first and third quarters of each fiscal year on Form N-PORT. Shareholders may obtain this information at www.gabelli.com or by calling the Fund at 800-GABELLI (800-422-3554). The Fund’s Form N-PORT is available on the SEC’s website at www.sec.gov and may also be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

Proxy Voting

The Fund files Form N-PX with its complete proxy voting record for the twelve months ended June 30, no later than August 31 of each year. A description of the Fund’s proxy voting policies, procedures, and how each Fund voted proxies relating to portfolio securities is available without charge, upon request, by (i) calling 800-GABELLI (800-422-3554); (ii) writing to The Gabelli Funds at One Corporate Center, Rye, NY 10580-1422; or (iii) visiting the SEC’s website at www.sec.gov.

GABELLI CAPITAL ASSET FUND	3

■	Gabelli Capital Asset Fund

Schedule of Investments

June 30, 2021 (Unaudited)
			Market
Shares		Cost	Value
Common Stocks — 100.0%
Aerospace and Defense — 6.7%
42,500	Aerojet Rocketdyne Holdings Inc.	$158,642	$2,052,325
11,200	HEICO Corp.	53,443	1,561,504
2,700	Honeywell International Inc.	83,423	592,245
28,000	Kaman Corp.	367,313	1,411,200
		662,821	5,617,274
Agriculture — 0.0%
1,000	Corteva Inc.	46,030	44,350
Automobiles and Components — 0.3%
1,000	BorgWarner Inc.	10,743	48,540
7,500	Dana Inc.	141,743	178,200
1,750	Garrett Motion Inc.†	5,245	13,965
		157,731	240,705
Building and Construction — 2.5%
20,000	Griffon Corp.	240,190	512,600
14,000	Herc Holdings Inc.†	476,127	1,568,980
		716,317	2,081,580
Commercial and Professional Services — 1.8%
6,300	Rollins Inc.	6,674	215,460
9,500	Waste Management Inc.	351,137	1,331,045
		357,811	1,546,505
Consumer Durables — 4.7%
3,300	Cavco Industries Inc.†	95,112	733,227
9,000	Skyline Champion Corp.†	43,076	479,700
28,000	Sony Group Corp., ADR	518,085	2,722,160
		656,273	3,935,087
Consumer Products — 0.5%
20,000	Sally Beauty Holdings Inc.†	302,740	441,400
Consumer Services — 1.3%
13,500	Boyd Gaming Corp.†	106,150	830,115
12,000	Canterbury Park Holding Corp.†	133,016	179,760
50,000	Dover Motorsports Inc.	203,329	112,500
		442,495	1,122,375
Consumer Staples — 9.3%
3,000	Archer-Daniels-Midland Co.	63,720	181,800
38,000	Brown-Forman Corp., Cl. A	330,299	2,679,000
1,000	Bunge Ltd.	53,924	78,150
4,000	Campbell Soup Co.	183,855	182,360
38,000	Danone SA, ADR	408,413	534,656
14,000	Diageo plc, ADR	578,012	2,683,660
12,500	Fomento Economico Mexicano SAB de CV, ADR	489,225	1,056,375
3,000	National Beverage Corp.	147,539	141,690
3,000	The Coca-Cola Co.	73,482	162,330
3,300	Tootsie Roll Industries Inc.	55,308	111,903
		2,383,777	7,811,924

			Market
Shares		Cost	Value
Diversified Industrial — 2.2%
1,900	EnPro Industries Inc.	$99,077	$184,585
1,600	FMC Corp.	178,051	173,120
14,000	ITT Inc.	265,633	1,282,260
10,000	L.B. Foster Co., Cl. A†	178,861	186,400
1,000	Textron Inc.	47,843	68,770
		769,465	1,895,135
Electrical Equipment — 4.1%
16,000	AMETEK Inc.	71,738	2,136,000
15,500	Franklin Electric Co. Inc.	87,946	1,249,610
300	Rockwell Automation Inc.	14,247	85,806
		173,931	3,471,416
Energy — 1.3%
2,000	Chevron Corp.	124,960	209,480
6,000	ConocoPhillips	126,010	365,400
4,400	Devon Energy Corp.	42,991	128,436
3,000	Exxon Mobil Corp.	131,760	189,240
35,000	RPC Inc.†	151,680	173,250
		577,401	1,065,806
Entertainment — 4.4%
3,000	The Walt Disney Co.†	53,011	527,310
65,500	ViacomCBS Inc., Cl. A	2,743,091	3,173,475
		2,796,102	3,700,785
Financials — 15.1%
13,700	American Express Co.	320,822	2,263,651
6,000	Bank of America Corp.	158,007	247,380
40,500	Indus Realty Trust Inc.	673,319	2,658,825
4,000	JPMorgan Chase & Co.	114,615	622,160
1,500	Marsh & McLennan Companies Inc.	39,060	211,020
14,000	Morgan Stanley	388,089	1,283,660
8,000	PROG Holdings Inc.	34,439	385,040
11,000	Ryman Hospitality Properties Inc., REIT†	224,395	868,560
12,500	State Street Corp.	712,475	1,028,500
38,000	The Bank of New York Mellon Corp.	1,052,926	1,946,740
27,500	Wells Fargo & Co.	824,794	1,245,475
		4,542,941	12,761,011
Health Care — 1.3%
7,500	Covetrus Inc.†	99,704	202,500
12,000	Henry Schein Inc.†	234,949	890,280
		334,653	1,092,780
Information Technology — 6.0%
15,000	Corning Inc.	170,820	613,500
54,500	CTS Corp.	526,835	2,025,220
3,300	Diebold Nixdorf Inc.†	18,211	42,372
4,000	EchoStar Corp., Cl. A†	69,708	97,160
12,000	Texas Instruments Inc.	247,880	2,307,600
		1,033,454	5,085,852
Machinery — 12.0%
10,000	CIRCOR International Inc.†	308,521	326,000

4	See accompanying notes to financial statements.

■	Gabelli Capital Asset Fund

Schedule of Investments (Continued)

June 30, 2021 (Unaudited)
			Market
Shares		Cost	Value
Common Stocks (Continued)
Machinery (Continued)
125,000	CNH Industrial NV	$836,699	$2,090,000
11,000	Crane Co.	330,051	1,016,070
2,000	Deere & Co.	57,800	705,420
10,000	Flowserve Corp.	186,379	403,200
26,000	Graco Inc.	516,530	1,968,200
2,200	IDEX Corp.	89,825	484,110
22,000	Navistar International Corp.†	586,318	979,000
500	Snap-on Inc.	115,811	111,715
7,200	The Eastern Co.	78,736	218,376
74,010	The L.S. Starrett Co., Cl. A†	587,899	691,253
1,800	Watts Water Technologies Inc., Cl. A	29,086	262,638
7,500	Xylem Inc.	211,713	899,700
		3,935,368	10,155,682
Materials — 8.4%
500	AdvanSix Inc.†	3,671	14,930
9,700	Ampco-Pittsburgh Corp.†	43,155	58,879
49,000	Ferro Corp.†	105,742	1,056,930
43,000	Freeport-McMoRan Inc.	663,157	1,595,730
2,200	International Flavors & Fragrances Inc.	122,599	328,680
70,000	Myers Industries Inc.	804,903	1,470,000
38,500	Newmont Corp.	1,311,349	2,440,130
1,000	Sensient Technologies Corp.	20,129	86,560
		3,074,705	7,051,839
Media — 9.7%
3,000	AMC Networks Inc., Cl. A†	48,772	200,400
10,000	Cogeco Inc.	195,072	775,573
5,000	Discovery Inc., Cl. A†	89,849	153,400
12,000	Discovery Inc., Cl. C†	108,025	347,760
11,595	DISH Network Corp., Cl. A†	194,751	484,671
6,000	Fox Corp., Cl. A	249,300	222,780
100,000	Grupo Televisa SAB, ADR	1,474,758	1,428,000
1,500	Liberty Broadband Corp., Cl. A†	9,828	252,255
1,800	Liberty Broadband Corp., Cl. C†	38,393	312,588
5,000	Liberty Global plc, Cl. A†	30,677	135,800
12,000	Liberty Global plc, Cl. C†	87,458	324,480
10,000	Liberty Latin America Ltd., Cl. A†	111,704	138,600
269	Liberty Latin America Ltd., Cl. C†	1,921	3,793
3,000	Liberty Media Corp.- Liberty Braves, Cl. A†	59,203	84,660
2,000	Liberty Media Corp.- Liberty Braves, Cl. C†	36,978	55,540
1,500	Liberty Media Corp.- Liberty Formula One, Cl. A†	5,307	63,945
1,500	Liberty Media Corp.- Liberty Formula One, Cl. C†	5,510	72,315

			Market
Shares		Cost	Value
1,098	Liberty Media Corp.-Liberty SiriusXM, Cl. C†	$6,072	$50,936
7,500	Madison Square Garden Entertainment Corp.†	36,626	629,775
6,700	Madison Square Garden Sports Corp.†	86,784	1,156,219
27,000	MSG Networks Inc., Cl. A†	47,993	393,660
26,000	Sinclair Broadcast Group Inc., Cl. A	626,393	863,720
		3,551,374	8,150,870
Publishing — 0.6%
24,000	The E.W. Scripps Co., Cl. A	172,414	489,360
Retailing — 1.4%
12,000	CVS Health Corp.	378,583	1,001,280
3,000	Ingles Markets Inc., Cl. A	41,296	174,810
		419,879	1,176,090
Telecommunication Services — 2.9%
11,000	Millicom International Cellular SA, SDR†	497,023	435,471
9,000	Rogers Communications Inc., Cl. B	123,161	478,260
20,500	Telephone and Data Systems Inc.	534,447	464,530
30,000	United States Cellular Corp.†	1,159,665	1,089,300
		2,314,296	2,467,561
Transportation — 2.0%
19,000	GATX Corp.	648,884	1,680,930
Utilities — 1.5%
24,000	National Fuel Gas Co.	1,293,867	1,254,000
	Total Common Stocks	31,364,729	84,340,317
Closed-End Funds — 0.2%
7,500	Altaba Inc., Escrow†	0	109,125
Preferred Stocks — 0.0%
Automobiles and Components — 0.0%
785	Garrett Motion Inc., Ser. A	4,121	6,751
Convertible Preferred Stocks — 0.0%
Automobiles and Components — 0.0%
1,750	Garrett Motion Inc., Ser. A, 11.000%	9,188	15,050
Rights — 0.0%
Entertainment — 0.0%
43,000	Media General Inc., CVR†(a)	0	0

See accompanying notes to financial statements.	5

■	Gabelli Capital Asset Fund

Schedule of Investments (Continued)

June 30, 2021 (Unaudited)
			Market
Shares		Cost	Value
Warrants — 0.0%
Materials — 0.0%
6,000	Ampco-Pittsburgh Corp., expire 08/01/25†	$4,099	$5,400
TOTAL INVESTMENTS — 100.2%		$31,382,137	84,476,643
Other Assets and Liabilities (Net) — (0.2)%			(138,845)
NET ASSETS — 100.0%			$84,337,798

(a)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.

†	Non-income producing security.

ADR	American Depositary Receipt

CVR	Contingent Value Right

REIT	Real Estate Investment Trust

SDR	Swedish Depositary Receipt

6	See accompanying notes to financial statements.

■	Gabelli Capital Asset Fund

Statement of Assets and Liabilities

June 30, 2021 (Unaudited)

ASSETS:
Investments, at value (cost $31,382,137)	$84,476,643
Cash	11,395
Receivable for Fund shares sold	83,133
Receivable for investments sold	45,676
Dividends receivable	72,260
Prepaid expenses	1,434
Total Assets	84,690,541
LIABILITIES:
Line of credit payable	184,000
Payable for investment advisory fees	52,456
Payable for Fund shares redeemed	37,369
Payable for legal and audit fees	30,274
Payable for administrative services	17,625
Payable for accounting fees	3,750
Payable for payroll expenses	812
Other accrued expenses	26,457
Total Liabilities	352,743
Net Assets (applicable to 4,031,979 shares outstanding)	$84,337,798
NET ASSETS CONSIST OF:
Paid-in capital	$26,919,943
Total distributable earnings	57,417,855
Net Assets	$84,337,798
Shares of Capital Stock, each at $0.001 par value; 500,000,000 shares authorized:
Net Asset Value, offering, and redemption price per share ($84,337,798 ÷ 4,031,979 shares outstanding)	$20.92

Statement of Operations

For the Six Months Ended
June 30, 2021 (Unaudited)

INVESTMENT INCOME:
Dividends (net of foreign withholding taxes of $7,919)	$837,232
Interest	149
Total Investment Income	837,381
EXPENSES:
Advisory fees	310,045
Administrative services fees	103,348
Legal and audit fees	31,758
Directors’ fees	26,282
Accounting fees	22,500
Shareholder communications expenses	13,991
Shareholder services fees	5,214
Custodian fees	4,340
Payroll expenses	1,325
Interest expense	44
Miscellaneous expenses	8,655
Total Expenses	527,502
Less:
Advisory fee reduction on unsupervised assets (See Note 3)	(1,294)
Net Expenses	526,208
Net Investment Income	311,173
NET REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS AND FOREIGN CURRENCY:
Net realized gain on investments	4,700,797
Net realized gain on foreign currency transactions	103
Net realized gain on investments and foreign currency transactions	4,700,900
Net change in unrealized appreciation/depreciation on investments	7,332,743
Net Realized and Unrealized Gain/(Loss) on Investments and Foreign Currency	12,033,643
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$12,344,816

See accompanying notes to financial statements.	7

■	Gabelli Capital Asset Fund

Statement of Changes in Net Assets

	Six Months Ended
	June 30, 2021	Year Ended
	(Unaudited)	December 31, 2020
OPERATIONS:
Net investment income	$311,173	$101,396
Net realized gain on investments and foreign currency transactions	4,700,900	4,740,474
Net change in unrealized appreciation/depreciation on investments	7,332,743	(1,497,421)
Net Increase in Net Assets Resulting from Operations	12,344,816	3,344,449
DISTRIBUTIONS TO SHAREHOLDERS:
Accumulated earnings	—	(4,398,431)
Total Distributions to Shareholders	—	(4,398,431)

NET DECREASE IN NET ASSETS FROM CAPITAL SHARE TRANSACTIONS	(5,127,700)	(4,097,530)
Net Increase/(Decrease) in Net Assets	7,217,116	(5,151,512)
NET ASSETS:
Beginning of year	77,120,682	82,272,194
End of period	$84,337,798	$77,120,682

8	See accompanying notes to financial statements.

■	Gabelli Capital Asset Fund

Financial Highlights

Selected data for a share of capital stock outstanding throughout each period:

	Six Months
	Ended June		Year Ended December 31,
	30, 2021
	(Unaudited)		2020	2019		2018	2017		2016
Operating Performance:
Net asset value, Beginning of Year	$17.99		$17.95	$16.45		$20.83	$19.55		$18.59
Net investment income(a)	0.07		0.02	0.06		0.07	0.06		0.12
Net realized and unrealized gain/(loss) on investments and foreign currency transactions	2.86		1.11	3.15		(2.40)	3.95		2.53
Total from investment operations	2.93		1.13	3.21		(2.33)	4.01		2.65
Distributions to Shareholders:
Net investment income	—		(0.03)	(0.07)		(0.07)	(0.06)		(0.12)
Net realized gain on investments	—		(1.06)	(1.64)		(1.98)	(2.67)		(1.57)
Return of capital	—		—	—		—	(0.00	)(b)	—
Total distributions	—		(1.09)	(1.71)		(2.05)	(2.73)		(1.69)
Net Asset Value, End of Period	$20.92		$17.99	$17.95		$16.45	$20.83		$19.55
Total Return †	16.3%		6.3%	19.5%		(11.1%)	20.5%		14.3%
Ratios to Average Net Assets and Supplemental Data:
Net assets, end of period (in 000’s)	$84,338		$77,121	$82,272		$78,205	$104,422		$104,498
Ratio of net investment income to average net assets	0.75	%(c)	0.15%	0.34%		0.33%	0.26%		0.60%
Ratio of operating expenses to average net assets	1.27	%(c)	1.32%	1.28	%(d)	1.26%	1.23	%(e)	1.22	%(e)
Portfolio turnover rate	4%		2%	1%		1%	2%		3%

†	Total return represents aggregate total return of a hypothetical investment at the beginning of the year and sold at the end of the year including reinvestment of distributions and does not reflect the applicable sales charges.Total return for a period of less than one year is not annualized.

(a)	Per share data are calculated using the average shares outstanding method.

(b)	Amount represents less than $0.005 per share.

(c)	Annualized.

(d)	The Fund incurred tax expense during the year ended December 31, 2019, the effect of which was minimal.

(e)	During the years ended December 31, 2017 and 2016, the Fund received reimbursements of custody expenses paid in prior years. Had such reimbursement been included in the 2016 calculation, the expense ratio would have been 1.04%. The 2017 reimbursement had no effect on the expense ratio.

See accompanying notes to financial statements.	9

■	Gabelli Capital Asset Fund

Notes to Financial Statements

June 30, 2021 (Unaudited)

1.	Organization

The Gabelli Capital Asset Fund is a series of Gabelli Capital Series Funds, Inc. that was incorporated on April 8, 1993 in Maryland and commenced investment operations on May 1, 1995. The Fund is a diversified open-end management investment company registered under the Investment Company Act of 1940, as amended (the 1940 Act). The Fund’s primary objective is growth of capital. Current income is a secondary objective. Shares of the Fund are available to the public only through the purchase of certain variable annuity and variable life insurance contracts issued by The Guardian Insurance & Annuity Company, Inc. (Guardian) and other selected insurance companies, including Ameritas Life Insurance Corporation.

2.	Significant Accounting Policies

As an investment company, the Fund follows the investment company accounting and reporting guidance, which is part of U.S. generally accepted accounting principles (GAAP) that may require the use of management estimates and assumptions in the preparation of its financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

The global outbreak of the novel coronavirus disease, known as COVID-19, has caused adverse effects on many companies, sectors, nations, regions and the markets in general, and may continue for an unpredictable duration. The effects of this pandemic may materially impact the value and performance of the Fund, its ability to buy and sell fund investments at appropriate valuations, and its ability to achieve its investment objectives.

New Accounting Pronouncements

In March 2020, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2020-04, Reference Rate Reform (Topic 848) – Facilitation of the Effects of Reference Rate Reform on Financial Reporting. The amendments in the ASU provides optional temporary financial reporting relief from the effect of certain types of contract modifications due to the planned discontinuation of the London Interbank Offered Rate (LIBOR) and other interbank-offered based reference rates as of the end of 2021. The ASU is effective for certain reference rate-related contract modifications that occur through December 31, 2022. Management has reviewed the requirements and believes the adoption of this ASU will not have a material impact on the financial statements.

Security Valuation

Portfolio securities listed or traded on a nationally recognized securities exchange or traded in the U.S. over-the-counter market for which market quotations are readily available are valued at the last quoted sale price or a market’s official closing price as of the close of business on the day the securities are being valued. If there were no sales that day, the security is valued at the average of the closing bid and asked prices or, if there were no asked prices quoted on that day, then the security is valued at the closing bid price on that day. If no bid or asked prices are quoted on such day, the security is valued at the most recently available price or, if the Board of Directors (the Board) so determines, by such other method as the Board shall determine in good faith to reflect its fair market value. Portfolio securities traded on more than one national securities exchange or market are valued according to the broadest and most representative market, as determined by Gabelli Funds, LLC (the Adviser).

Portfolio securities primarily traded on a foreign market are generally valued at the preceding closing values of such securities on the relevant market, but may be fair valued pursuant to procedures established by the Board if market conditions change significantly after the close of the foreign market, but prior to the close of business on the day the securities are being valued. Debt obligations for which market quotations are readily available are valued at the average of the latest bid and asked prices. If there were no asked prices quoted on such day, the securities are valued using the closing bid price, unless the Board determines such amount does not reflect the securities’ fair value, in which case these securities will be fair valued as determined by the Board. Certain securities are valued principally using dealer quotations. Futures contracts are valued at the closing settlement price of the exchange or board of trade on which the applicable contract is traded. OTC futures and options on futures for which market quotations are readily available will be valued by quotations received from a pricing service or, if no quotations are available from a pricing service, by quotations obtained from one or more dealers in the instrument in question by the Adviser.

■	Gabelli Capital Asset Fund

Notes to Financial Statements (Continued)

June 30, 2021 (Unaudited)

Securities and assets for which market quotations are not readily available are fair valued as determined by the Board. Fair valuation methodologies and procedures may include, but are not limited to: analysis and review of available financial and non-financial information about the company; comparisons with the valuation and changes in valuation of similar securities, including a comparison of foreign securities with the equivalent U.S. dollar value American Depositary Receipt securities at the close of the U.S. exchange; and evaluation of any other information that could be indicative of the value of the security.

The inputs and valuation techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

•	Level 1 — quoted prices in active markets for identical securities;

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and

•	Level 3 — significant unobservable inputs (including the Board’s determinations as to the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in the aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of the Fund’s investments in securities by inputs used to value the Fund’s investments as of June 30, 2021 is as follows:

	Valuation Inputs
	Level 1	Level 2 Other Significant	Level 3 Significant	Total Market Value
	Quoted Prices	Observable Inputs	Observable Inputs	at 6/30/21
INVESTMENTS IN SECURITIES:
(Market Value):
Common Stocks (a)	$84,340,317	—	—	$84,340,317
Closed-End Funds	—	$109,125	—	109,125
Preferred Stocks (a)	6,751	—	—	6,751
Convertible Preferred Stocks (a)	15,050	—	—	15,050
Rights (a)	—	—	$0	0
Warrants (a)	5,400	—	—	5,400
TOTAL INVESTMENTS IN SECURITIES – ASSETS	$84,367,518	$109,125	$0	$84,476,643

(a) Please refer to the Schedule of Investments for the industry classifications of these portfolio holdings.

During the six months ended June 30, 2021, the Fund did not have transfers into or out of Level 3.

Additional Information to Evaluate Qualitative Information

General. The Fund uses recognized industry pricing services – approved by the Board and unaffiliated with the Adviser – to value most of its securities, and uses broker quotes provided by market makers of securities not valued by these and other recognized pricing sources. Several different pricing feeds are received to value domestic equity securities, international equity securities, preferred equity securities, and fixed income securities. The data within these feeds are ultimately sourced from major stock exchanges and trading systems where these securities trade. The prices supplied by external sources are checked by obtaining quotations or actual transaction prices from market participants. If a price obtained from the pricing source is deemed unreliable, prices will be sought from another pricing service or from a broker/dealer that trades that security or similar securities.

Fair Valuation. Fair valued securities may be common and preferred equities, warrants, options, rights, and fixed income obligations. Where appropriate, Level 3 securities are those for which market quotations are not available, such as securities not traded for several days, or for which current bids are not available, or which are restricted as to transfer. When fair valuing a security, factors to consider include recent prices of comparable securities that are publicly traded, reliable prices of securities not publicly traded, the use of valuation models, current analyst reports, valuing the income or cash flow of the issuer, or cost if the preceding factors do not apply. A significant change in the unobservable inputs could result in a lower or higher value in Level 3 securities. The circumstances of Level 3 securities are frequently monitored to determine if fair valuation measures continue to apply.

■	Gabelli Capital Asset Fund

Notes to Financial Statements (Continued)

June 30, 2021 (Unaudited)

The Adviser reports quarterly to the Board the results of the application of fair valuation policies and procedures. These may include back testing the prices realized in subsequent trades of these fair valued securities to fair values previously recognized.

Investments in Other Investment Companies

The Fund may invest, from time to time, in shares of other investment companies (or entities that would be considered investment companies but are excluded from the definition pursuant to certain exceptions under the 1940 Act) (the Acquired Funds) in accordance with the 1940 Act and related rules. Shareholders in the Fund would bear the pro rata portion of the periodic expenses of the Acquired Funds in addition to the Fund’s expenses. For the six months ended June 30, 2021, the Fund’s pro rata portion of the periodic expenses charged by the Acquired Funds was less than one basis point.

Foreign Currency Translations

The books and records of the Fund are maintained in U.S. dollars. Foreign currencies, investments, and other assets and liabilities are translated into U.S. dollars at current exchange rates. Purchases and sales of investment securities, income, and expenses are translated at the exchange rate prevailing on the respective dates of such transactions. Unrealized gains and losses that result from changes in foreign exchange rates and/or changes in market prices of securities have been included in unrealized appreciation/depreciation on investments and foreign currency translations. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions, and the difference between the amounts of interest and dividends recorded on the books of the Fund and the amounts actually received. The portion of foreign currency gains and losses related to fluctuation in exchange rates between the initial purchase trade date and subsequent sale trade date is included in realized gain/ (loss) on investments.

Foreign Securities

The Fund may directly purchase securities of foreign issuers. Investing in securities of foreign issuers involves special risks not typically associated with investing in securities of U.S. issuers. The risks include possible revaluation of currencies, the inability to repatriate funds, less complete financial information about companies, and possible future adverse political and economic developments. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than securities of comparable U.S. issuers.

Foreign Taxes

The Fund may be subject to foreign taxes on income, gains on investments, or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

Securities Transactions and Investment Income

Securities transactions are accounted for on the trade date with realized gain or loss on investments determined by using the identified cost method. Interest income (including amortization of premium and accretion of discount) is recorded on an accrual basis. Premiums and discounts on debt securities are amortized using the effective yield to maturity method or amortized to earliest call date, if applicable. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities that are recorded as soon after the ex-dividend date as the Fund becomes aware of such dividends.

Expenses

Certain administrative expenses are common to, and allocated among, various affiliated funds. Such allocations are made on the basis of each fund’s average net assets or other criteria directly affecting the expenses as determined by the Adviser pursuant to procedures established by the Board.

■	Gabelli Capital Asset Fund

Notes to Financial Statements (Continued)

June 30, 2021 (Unaudited)

Distributions to Shareholders

Distributions to shareholders are recorded on the ex-dividend date. Distributions to shareholders are based on income and capital gains as determined in accordance with federal income tax regulations, which may differ from income and capital gains as determined under GAAP. These differences are primarily due to differing treatments of income and gains on various investment securities and foreign currency transactions held by the Fund, timing differences, and differing characterizations of distributions made by the Fund. Distributions from net investment income for federal income tax purposes include net realized gains on foreign currency transactions. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, adjustments are made to the appropriate capital accounts in the period when the differences arise. Permanent differences were primarily due to reversal of prior year long term capital gain on real estate investment trusts and the tax treatment of currency gains and losses. These reclassifications have no impact on the net asset value (NAV) per share of the Fund.

The tax character of distributions paid during the year ended December 31, 2020 was as follows:

Distributions paid from:
Ordinary income	$111,619
Net long term capital gains	4,286,812
Total distributions paid	$4,398,431

Provision for Income Taxes

The Fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the Code). It is the policy of the Fund to comply with the requirements of the Code applicable to regulated investment companies and to distribute substantially all of its net investment company taxable income and net capital gains. Therefore, no provision for federal income taxes is required.

The following summarizes the tax cost of investments and the related net unrealized appreciation at June 30, 2021:

		Gross	Gross	Net
		Unrealized	Unrealized	Unrealized
	Cost	Appreciation	Depreciation	Appreciation
Investments	$32,132,779	$53,518,365	$(1,174,501)	$52,343,864

The Fund is required to evaluate tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Income tax and related interest and penalties would be recognized by the Fund as tax expense in the Statement of Operations if the tax positions were deemed not to meet the more-likely-than-not threshold. For the six months ended June 30, 2021, the Fund did not incur any income tax, interest, or penalties. As of June 30, 2021, the Adviser has reviewed all open tax years and concluded that there was no impact to the Fund’s net assets or results of operations. The Fund’s federal and state tax returns for the prior three fiscal years remain open, subject to examination. On an ongoing basis, the Adviser will monitor the Fund’s tax positions to determine if adjustments to this conclusion are necessary.

3.	Agreements with Affiliated Parties

The Fund has entered into an investment advisory agreement (the Advisory Agreement) with the Adviser which provides that the Fund will pay the Adviser a fee, computed daily and paid monthly, at the annual rate of 0.75% of the value of its average daily net assets. In accordance with the Advisory Agreement, the Adviser provides a continuous investment program for the Fund’s portfolio, oversees the administration of certain aspects of the Fund’s business and affairs, and pays the compensation of all Officers and Directors of the Fund who are affiliated persons of the Adviser. The Fund entered into a shareholder services agreement with The Guardian Insurance & Annuity Company, Inc. (Guardian), whereby Guardian provides various administrative services, including maintenance of books and records, reconciliations with respect to Fund purchase and redemption orders, and telephone support for contract owners, as well as providing advice to the Adviser with respect to relevant insurance laws, regulations, and related matters and IRS regulations with respect to variable contracts. As compensation for its services, the Fund pays Guardian a fee, computed daily and paid monthly, at the annual rate of 0.25% of the value of its average daily net assets.

■	Gabelli Capital Asset Fund

Notes to Financial Statements (Continued)

June 30, 2021 (Unaudited)

There was a reduction in the advisory fee paid to the Adviser relating to certain portfolio holdings, i.e., unsupervised assets, of the Fund with respect to which the Adviser transferred dispositive and voting control to the Fund’s Proxy Voting Committee. During the six months ended June 30, 2021, the Fund’s Proxy Voting Committee exercised control and discretion over all rights to vote or consent with respect to such securities, and the Adviser reduced its fee with respect to such securities by $1,294.

4.	Portfolio Securities

Purchases and sales of securities during the six months ended June 30, 2021, other than short term securities and U.S. Government obligations, aggregated $3,133,565 and $7,247,971, respectively.

5.	Transactions with Affiliates

During the six months ended June 30, 2021, the Fund paid $1,947 in brokerage commissions on security trades to G.research, LLC, an affiliate of the Adviser.

The cost of calculating the Fund’s NAV per share is a Fund expense pursuant to the Investment Advisory Agreement. Under the sub-administration agreement with Bank of New York Mellon, the fees paid include the cost of calculating the Fund’s NAV. The Fund reimburses the Adviser for this service. During the six months ended June 30, 2021, the Fund accrued $22,500 in accounting fees in the Statement of Operations.

As per the approval of the Board, the Fund compensates an officer of the Fund, who is employed by the Fund and who is also employed by the Adviser and receives compensation from the Adviser. During the six months ended June 30, 2021, the Fund accrued $1,325 in payroll expenses in the Statement of Operations.

The Fund pays retainer and per meeting fees to Directors not affiliated with the Adviser, plus specified amounts to the Lead Director and Audit Committee Chairman. Directors are also reimbursed for out of pocket expenses incurred in attending meetings. Directors who are directors or employees of the Adviser or an affiliated company receive no compensation or expense reimbursement from the Fund.

6.	Line of Credit

The Fund participates in an unsecured line of credit, which expires on March 2, 2022 and may be renewed annually, of up to $75,000,000 under which it may borrow up to 10% of its net assets from the custodian for temporary borrowing purposes. Borrowings under this arrangement bear interest at a floating rate equal to the higher of the Overnight Federal Funds Rate plus 135 basis points or the Overnight Bank Funding Rate plus 135 basis points in effect on that day. This amount, if any, would be included in “Interest expense” in the Statement of Operations. At June 30, 2021, there was $184,000 outstanding under the line of credit.

The average daily amount of borrowings outstanding under the line of credit during the six months ended June 30, 2021 was $17,122 with a weighted average interest rate of 1.11%. The maximum amount borrowed at any time during the six months ended June 30, 2021 was $275,000.

7.	Capital Stock

Transactions in shares of common stock were as follows:

	Six Months Ended
	June 30, 2021		Year Ended
	(Unaudited)		December 31, 2020
	Shares	Amount	Shares	Amount

Shares sold	70,525	$1,426,195	91,321	$1,392,558
Shares issued upon reinvestment of distributions	(326,509)	(6,553,895)	246,964	4,398,430
Shares redeemed	—	—	(634,076)	(9,888,518)
Net decrease	(255,984)	$(5,127,700)	(295,791)	$(4,097,530)

■	Gabelli Capital Asset Fund

Notes to Financial Statements (Continued)

June 30, 2021 (Unaudited)

8.	Indemnifications

The Fund enters into contracts that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund’s existing contracts and expects the risk of loss to be remote.

9.	Liquidity Risk Management Program.

In accordance with Rule 22e-4 under the Investment Company Act of 1940, as amended, the Fund has established a liquidity risk management program (the LRM Program) to govern its approach to managing liquidity risk. The LRM Program is administered by the Liquidity Committee (the Committee), which is comprised of members of Gabelli Funds, LLC management. The Board has approved the designation of the Committee to administer the LRM Program.

The LRM Program’s principal objectives include supporting the Fund’s compliance with limits on investments in illiquid assets and mitigating the risk that the Fund will be unable to meet its redemption obligations in a timely manner. The LRM Program also includes elements that support the management and assessment of liquidity risk, including an annual assessment of factors that influence the Fund’s liquidity and the monthly classification and re-classification of certain investments that reflect the Committee’s assessment of their relative liquidity under current market conditions.

At a meeting of the Board held on May 11, 2021, the Board received a written report from the Committee regarding the design and operational effectiveness of the LRM Program. The Committee determined, and reported to the Board, that the LRM Program is reasonably designed to assess and manage the Fund’s liquidity risk and has operated adequately and effectively since its implementation. The Committee reported that there were no liquidity events that impacted the Fund or its ability to timely meet redemptions without dilution to existing shareholders. The Committee noted that the Fund is primarily invested in highly liquid securities and, accordingly, continues to be exempt from the requirement to determine a “highly liquid investment minimum” as defined in the Rule 22e-4. Because of that continued qualification for the exemption, the Fund has not adopted a “highly liquid investment minimum” amount. The Committee further noted that while changes to the LRM Program were made during the Review Period and reported to the Board, no material changes were made to the LRM Program as a result of the Committee’s annual review.

There can be no assurance that the LRM Program will achieve its objectives in the future. Please refer to the Fund’s Prospectus for more information regarding its exposure to liquidity risk and other principal risks to which an investment in the Fund may be subject.

10.	Subsequent Events

Management has evaluated the impact on the Fund of all subsequent events occurring through the date the financial statements were issued and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements.

■	Gabelli Capital Asset Fund

Board Consideration and Re-Approval of Investment Advisory Agreement (Unaudited)

Section 15(c) of the 1940 Act, as amended, contemplates that the Board of the Fund, the only series of Gabelli Capital Series Funds, Inc. (the Company), including a majority of the Directors who have no direct or indirect interest in the investment management agreement or the investment advisory agreement and are not interested persons of the Company, as defined in the 1940 Act (the Independent Board Members), are required annually to review and re-approve the terms of the Fund’s existing investment advisory agreement and approve any newly proposed terms therein. In this regard, the Board reviewed and re-approved, during the most recent six month period covered by this report, the Investment Advisory Agreement (the Advisory Agreement) with the Adviser for the Fund.

More specifically, at a meeting held on February 23, 2021, the Independent Board Members, meeting in executive session, reviewed the written and oral information that had been made available and considered the factors and reached the conclusions described below relating to the selection of the Adviser and the re-approval of the Advisory Agreement.

1) The nature, extent, and quality of services provided by the Adviser

The Board Members reviewed in detail the nature and extent of the services provided by the Adviser under the Advisory Agreement, and the quality of those services over the past year. The Board noted that these services included managing the investment program of the Fund, including the purchase and sale of portfolio securities, and overseeing all of the Fund’s third party service providers as well as providing general corporate services. The Board Members considered that the Adviser also provided, at its expense, office facilities for use by the Fund and supervisory personnel responsible for supervising the performance of administrative, accounting and related services for the Fund, including monitoring to assure compliance with stated investment policies and restrictions under the 1940 Act and related securities regulations. The Board Members noted that, in addition to managing the investment program for the Fund, the Adviser provided certain non-advisory and compliance services, including services under the Fund’s Rule 38a-1 compliance program.

The Board Members also considered that the Adviser paid for all compensation of officers and non- Independent Board Members of the Fund. The Board Members evaluated these factors based on their direct experience with the Adviser and in consultation with Fund Counsel. The Board noted that the Adviser had engaged, at its expense, BNY to assist it in performing certain of its administrative functions. The Board Members concluded that the nature and extent of the services provided was reasonable and appropriate in relation to the advisory fee, that the level of services provided by the Adviser had not diminished over the past year, and that the quality of service continued to be high.

The Board Members reviewed the personnel responsible for providing services to the Fund and concluded, based on their experience and interaction with the Adviser, that (i) the Adviser was able to retain quality personnel, (ii) the Adviser and its agents exhibited a high level of diligence and attention to detail in carrying out their advisory and administrative responsibilities under the Advisory Agreement, (iii) the Adviser was responsive to requests of the Board, (iv) the scope and depth of the Adviser’s resources was adequate, and (v) the Adviser had kept the Board apprised of developments relating to the Fund and the industry in general. The Board Members also focused on the Adviser’s reputation and long standing relationship with the Fund. The Board Members also believed that the Adviser had devoted substantial resources and made substantial commitments to address new regulatory compliance requirements applicable to the Fund.

2) The performance of the Fund and the Adviser.

The Board Members reviewed the investment performance of the Fund, on an absolute basis, as compared

■	Gabelli Capital Asset Fund

Board Consideration and Re-Approval of Investment Advisory Agreement (Unaudited) (Continued)

to its Broadridge peer group of other SEC registered funds. The Board Members considered the Fund’s one, three, five, and ten year average annual total return for the periods ended December 31, 2020, but placed greater emphasis on the Fund’s longer term performance. The peer group considered by the Board Members was developed by Broadridge and was comprised of the Fund and all multi-cap core funds underlying variable insurance products, regardless of asset size or primary channel of distribution (the Performance Peer Group). The Board considered these comparisons helpful in its assessment as to whether the Adviser was obtaining for the Fund’s shareholders the total return performance that was available in the marketplace, given the Fund’s investment objectives, strategies, limitations and restrictions. In reviewing the performance of the Fund, the Board Members noted that the Fund’s performance was below average in its Performance Peer Group for the one-year, three-year, five-year, and ten-year periods. The Board concluded that the Fund’s performance was reasonable in comparison to that of the Performance Peer Group.

In connection with its assessment of the performance of the Adviser, the Board Members considered the Adviser’s financial condition and whether it had the resources necessary to continue to carry out its functions under the Advisory Agreement. The Board Members concluded that the Adviser had the financial resources necessary to continue to perform its obligations under the Advisory Agreement and to continue to provide the high quality services that it has provided to the Fund to date.

3) The cost of the advisory services and the profits to the Adviser and its affiliates from the relationship with the Fund

In connection with the Board Members’ consideration of the cost of the advisory services and the profits to the Adviser and its affiliates from the relationship with the Fund, the Board Members considered a number of factors. First, the Board Members compared the level of the advisory fee for the Fund against the comparative Broadridge expense peer group (Expense Peer Group). The Board Members also considered comparative non-management fee expenses and comparative total fund expenses of the Fund and the Expense Peer Group. The Board Members considered this information as useful in assessing whether the Adviser was providing services at a cost that was competitive with other similar funds. In assessing this information, the Board Members considered both the comparative contract rates as well as the level of the total expense ratio. In particular, the Board Members noted that the Fund’s advisory fee and total expense ratio were above the Expense Peer Group median.

The Board Members also reviewed the fees charged by the Adviser to provide similar advisory services to other RICs or accounts with similar investment objectives, noting that the fees charged by the Adviser were the same or lower, than the fees charged to the Fund.

The Board Members also considered an analysis prepared by the Adviser of the estimated profitability to the Adviser of its relationship with the Fund and reviewed with the Adviser its cost allocation methodology in connection with its profitability. In this regard, the Board Members reviewed Pro Forma Income Statements of the Adviser for the fiscal year ended December 31, 2020. The Board Members considered one analysis for the Adviser as a whole, and a second analysis for the Adviser with respect to the Fund. With respect to the Fund analysis, the Board Members received an analysis based on the Fund’s average net assets during the period as well as a pro-forma analysis of profitability at higher and lower asset levels. The Board Members concluded that the profitability of the Fund to the Adviser under either analysis was not excessive.

■	Gabelli Capital Asset Fund

Board Consideration and Re-Approval of Investment Advisory Agreement (Unaudited) (Continued)

4) The extent to which economies of scale will be realized as the Fund grows and whether fee levels reflect those economies of scale

With respect to the Board Members’ consideration of economies of scale, the Board Members discussed whether economies of scale would be realized by the Fund at higher asset levels. The Board Members also reviewed data from the Expense Peer Group to assess whether the Expense Peer Group funds had advisory fee breakpoints and, if so, at what asset levels. The Board Members also assessed whether certain of the Adviser’s costs would increase if asset levels rise. The Board Members noted the Fund’s current size and concluded that under foreseeable conditions, they were unable to assess at this time whether economies of scale would be realized if the Fund were to experience significant asset growth. In the event there were to be significant asset growth in the Fund, the Board Members determined to reassess whether the advisory fee appropriately took into account any economies of scale that had been realized as a result of that growth.

5) Other Factors

In addition to the above factors, the Board also discussed other benefits received by the Adviser from its management of the Fund. The Board considered that the Adviser does use soft dollars in connection with its management of the Fund.

Based on a consideration of all these factors in their totality, the Board Members, including all of the Independent Board Members, determined that the Fund’s advisory fee was fair and reasonable with respect to the quality of services provided and in light of the other factors described above that the Board deemed relevant. Accordingly, the Board Members determined to approve the continuation of the Fund’s Advisory Agreement. The Board based their decision on evaluations of all these factors as a whole and did not consider any one factor as all-important or controlling.

(b)	Not applicable.

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s Board of Directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 11. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)	The registrant’s certifying officers are not aware of any changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13. Exhibits.

(a)(1)	Not applicable.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)	Not applicable.

(a)(4)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Gabelli Capital Series Funds, Inc.

By (Signature and Title)*	/s/ Bruce N. Alpert
Bruce N. Alpert, Principal Executive Officer

Date	September 3, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Bruce N. Alpert
Bruce N. Alpert, Principal Executive Officer

Date	September 3, 2021

By (Signature and Title)*	/s/ John C. Ball
John C. Ball, Principal Financial Officer and Treasurer

Date	September 3, 2021

* Print the name and title of each signing officer under his or her signature.